Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equty (Deficit) - USD ($) $ in Thousands		Class A Ordinary shares	Class B Ordinary shares	Subscription receivables	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s (deficit) equity	Non- controlling interests	Total
Balance at Dec. 31, 2024		$ 4	$ 26		$ 678,528	$ (737,049)	$ (4,105)	$ (62,596)	$ (3,971)	$ (66,567)
Balance (in Shares) at Dec. 31, 2024	[1]	1,817,501	12,792,484
Net income (loss)						(2,236)		(2,236)	(115)	(2,351)
Foreign currency translation							(242)	(242)	(55)	(297)
Contribution from shareholders
Balance at Jun. 30, 2025		$ 4	$ 26		678,528	(739,285)	(4,347)	(65,074)	(4,141)	(69,215)
Balance (in Shares) at Jun. 30, 2025	[1]	1,817,501	12,792,484
Balance at Dec. 31, 2025		$ 4	$ 33		798,241	(904,391)	(5,675)	(111,788)	(4,327)	(116,115)
Balance (in Shares) at Dec. 31, 2025	[1]	1,817,501	16,718,224
Net income (loss)						46,682		46,682	(26)	46,656
Foreign currency translation							(1,531)	(1,531)	(97)	(1,628)
Share-based compensation		$ 14	$ 18		31,179			31,211		31,211
Share-based compensation (in Shares)	[1]	7,000,000	8,910,756
Conversion of convertible notes			$ 10		13,588			13,598		13,598
Conversion of convertible notes (in Shares)	[1]		4,786,414
Disposal of the ICONIQ and its subsidiaries							7,799	7,799	4,461	12,260
Issuance of Class B ordinary shares for acquisition of Neurovia AI Limited			$ 208		68,392			68,600		68,600
Issuance of Class B ordinary shares for acquisition of Neurovia AI Limited (in Shares)	[1]		104,097,957
Issuance of Class B ordinary shares for acquisition of QC Capital Limited			$ 41		38,694			38,735		38,735
Issuance of Class B ordinary shares for acquisition of QC Capital Limited (in Shares)	[1]		20,491,805
Issuance of Class B ordinary shares for acquisition of factory usage rights			$ 1		294			295		295
Issuance of Class B ordinary shares for acquisition of factory usage rights (in Shares)	[1]		500,000
Issuance of Class B ordinary shares for debt extinguishment					72			72		72
Issuance of Class B ordinary shares for debt extinguishment (in Shares)	[1]		122,721
Issuance of Class B ordinary shares under Equity Purchase Facility			$ 5		2,104			2,109		2,109
Issuance of Class B ordinary shares under Equity Purchase Facility (in Shares)	[1]		2,500,000
Balance at Jun. 30, 2026		$ 18	$ 316		$ 952,564	$ (857,709)	$ 593	$ 95,782	$ 11	$ 95,793
Balance (in Shares) at Jun. 30, 2026	[1]	8,817,501	158,127,877

[1]	Retrospectively restated for effect of reverse stock split effective on April 6, 2026 (see Note 17).